Trading properties	12 Months Ended
Jun. 30, 2021
11. Trading properties

11. Trading properties

Changes in the Group’s trading properties for the fiscal years ended June 30, 2021 and 2020 were as follows:

	Completed properties	Properties under development (i)	Undeveloped properties	Total
As of June 30, 2019	4,034	3,593	4,957	12,584
Additions	36	2,463	846	3,345
Capitalized finance costs	-	140	-	140
Currency translation adjustment	454	50	816	1,320
Transfers	1,859	(1,487)	(50)	322
Desconsolidation	-	(233)	-	(233)
Disposals	(3,343)	(3,282)	(80)	(6,705)
As of June 30, 2020	3,040	1,244	6,489	10,773
Additions	-	408	397	805
Currency translation adjustment	(194)	(125)	(375)	(694)
Transfers	194	(194)	-	-
Desconsolidation	(2,128)	(142)	(5,420)	(7,690)
Disposals	(790)	(390)	(256)	(1,436)
As of June 30, 2021	122	801	835	1,758

	06.30.21	06.30.20
Non-current	1,644	7,294
Current	114	3,479
Total	1,758	10,773

(i)

Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to ARS 801 and ARS 865 as of June 30, 2021 and 2020, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to ARS 906 and ARS 1,039, respectively. During 2021, infrastructure works have been started in the a and b sector that are estimated to be completed by the end of 2021 and the beginning of 2022, together with the delivery of the units built in tower 1 by the interchange, this allows us to give better access to the area that will help advance the development that is taking place in the area.